Note 12 - Nonrecourse Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Nonrecourse Debt [Abstract]
Nonrecourse Debt [Text Block]

 8.            NONRECOURSE DEBT

Nonrecourse debt obligations consist of the following:

	March 31, 2014	December 31, 2013 *
Note payable to bank, due January 2016, with interest at 5.5%; payable in quarterly installments of $82,031, collateralized by Woodstock Hills assets including turbines and improvements, rights to payment under leases and the power purchase contract.	$617,266	$689,501

Note payable to bank, due in April 2026, payable in semi-annual payments of principal and interest. Interest rate floats at 6-month LIBOR plus 3.25 basis points totaling approximately 3.60% at both March 31, 2014 and December 31, 2013, with 75% of the loan balance subject to an interest rate swap arrangement, which fixes this portion of the debt at approximately 6.96% through March 31, 2014 and December 31, 2013; collateralized by all Valley View wind farm project assets; note was refinanced in March 2014	-	9,177,788

Note payable to bank, due in September 2026, payable in quarterly payments of principal and interest. Approximately 85% of the loan balance currently carries a fixed rate of 5.39%. Approximately 15% of the loan balance carries a variable interest rate at 300 basis points over the one month LIBO rate (currently 3.16%) ; interest rates will increase by 25 basis points (.25%) every three years ; collateralized by all Valley View wind farm project assets	9,750,000	-
Total nonrecourse debt	10,367,266	9,867,289
Less current portion	(875,739)	(834,555)
Long-term portion	$9,491,527	$9,032,734

* Derived from December 31, 2013 audited financial statements.

Refinancing of nonrecourse debt

At March 31, 2014, the nonrecourse debt of the Valley View wind farm was refinanced through a new bank in order to improve cash flow through interest savings over the term of the loan. The new facility provides for a loan of $9,750,000 together with letter of credit instruments to meet credit obligations under the power purchase contract and a debt service reserve. The cumulative weighted average rate of the loan is expected to be approximately 5.8%. The interest rate swap arrangement described in Note 9 was terminated as a part of the refinancing and settled for approximately $632,000 in March 2014.

12.          NONRECOURSE DEBT

Nonrecourse debt obligations consist of the following:

	December 31, 2013	December 31, 2012
Note payable to bank, due January 2016, with interest at 5.5%; payable in quarterly installments of $82,031, collateralized by Woodstock Hills assets including turbines and improvements, rights to payment under leases and the power purchase contract.	$689,501	$969,352

Note payable to bank, due in April 2026, payable in semi-annual payments of principal and interest. Interest rate floats at 6-month LIBOR plus 3.25% totaling approximately 3.60% and 3.79% at December 31, 2013 and 2012, respectively, with 75% of the loan balance subject to an interest rate swap arrangement, which fixes this portion of the debt at approximately 6.96% at both December 31, 2013 and 2012; collateralized by all Valley View wind farm project assets; see Note 13 and Note 28 for interest rate swap disclosure.	9,177,788	9,681,758
Total nonrecourse debt	9,867,289	10,651,110
Less current portion	(834,555)	(784,606)
Long-term portion	$9,032,734	$9,866,504

The future minimum principal payments of the nonrecourse debt are as follows:

For the period ended December 31,

2014	$834,555
2015	888,267
2016	632,929
2017	569,060
2018	605,310
Thereafter	6,337,168
Total	$9,867,289

In conjunction with the Woodstock Hills nonrecourse bank note, a maintenance and repair reserve of $250,000 is required to be maintained. During December 2013, the maintenance reserve was utilized for a $150,000 maintenance project. The bank is permitting this reserve to be funded at $8,500 per quarter until 2016 at which time the reserve must be fully funded. The balance of the cash reserve is approximately $100,000 at December 31, 2013 and is included in long-term assets under the caption Escrow Cash Reserves for Contractual Commitments.

This credit facility includes a standby letter of credit in an amount of $750,000 pursuant to a security fund provision in the PPA. Substantially all assets and contract rights of the Valley View wind farm are pledged as security under the Financing Agreement. The Financing Agreement carries a two-year guarantee by the turbine supplier that the project will maintain a certain debt service coverage ratio. The Financing Agreement and the related mortgage documents contain reporting requirements and restrictive loan covenants, which require the maintenance of various financial ratios.

In conjunction with the Valley View nonrecourse bank note, maintenance and debt service cash reserves of $150,000 and $450,000, respectively, are required to be maintained. These required reserves of $600,000 were deposited into escrow accounts held by the lender at the time of the term loan closing. The amounts are included under the caption Escrowed Cash Reserves for Contractual Commitments.